Prospectus Supplement                                           218208  9/04
dated September 15, 2004 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2004

Effective September 13, 2004, in the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Discovery Growth Fund, Putnam VT New Opportunities Fund and Putnam VT OTC & Emerging Growth Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT DISCOVERY GROWTH FUND
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Large-Cap Growth and Small and Emerging Growth Teams
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Portfolio leader    Since    Experience
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Richard B. Weed     2004     2000-Present          Putnam Management
                             Prior to Dec. 2000    State Street Global Advisors
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Portfolio member    Since    Experience
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David J. Santos     2002     1986-Present          Putnam Management
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PUTNAM VT NEW OPPORTUNITIES FUND
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Large-Cap Growth, Small and Emerging Growth and Mid-Cap Growth Teams
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Portfolio leaders   Since    Experience
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Kevin M. Divney     2004     1997-Present          Putnam Management
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Paul E. Marrkand    2004     1987-Present          Putnam Management
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Portfolio members   Since    Experience
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Brian P. O'Toole    2002     2002-Present          Putnam Management
                             Prior to Jun. 2002    Citigroup Asset Management
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Richard B. Weed     2003     2000-Present          Putnam Management
                             Prior to Dec. 2000    State Street Global Advisors
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PUTNAM VT OTC & EMERGING GROWTH FUND
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Small and Emerging Growth Team
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Portfolio leader    Since    Experience
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Richard B. Weed     2004     2000-Present          Putnam Management
                             Prior to Dec. 2000    State Street Global Advisors
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HV-4884